Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	2 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2017	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Disclosures of Significant Non-Cash Investing Activities:
(Decrease) increase in accrued liabilities related to purchases of property and equipment		$ 1,008	$ 8,832	$ 2,483
Supplemental Disclosures of Cash Payments:
Interest, net of amounts capitalized		9,987	19,199	14,276
Income taxes		1,994	0	1,994
Reorganization items, net		$ (375)	$ 1,007	$ 1,732
Predecessor
Supplemental Disclosures of Significant Non-Cash Investing Activities:
(Decrease) increase in accrued liabilities related to purchases of property and equipment	$ 2,249				$ 2,266
Supplemental Disclosures of Cash Payments:
Interest, net of amounts capitalized	8,057				57,759
Income taxes	0				347
Reorganization items, net	$ 11,838				$ 19,116